Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (430)	$ (410)
Noncurrent liabilities	(7,210)	(6,377)
Net Amount Recognized	(7,640)	(6,787)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(454)	(522)
Noncurrent liabilities	(24,192)	(27,733)
Net Amount Recognized	$ (24,646)	$ (28,255)